                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Prides Capital Partners, L.L.C.
Address:     200 High Street; Suite 700
             Boston, MA 02110

Form 13F File Number: 28- ______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Murray A. Indick
Title:       Managing Member
Phone:       617.778.9200

Signature, Place, and Date of Signing:

   /s/ Murray A. Indick           Boston, MA               May 11, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       28
Form 13F Information Table Value Total:       $404,674
                                              (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number              Name
--- ------------------------  ------------------------
    28-

                          FORM 13F INFORMATION TABLE
                                See Excel sheet

                            Title
                             of                  Value   Shares/   SHR or PRN PUT/ Investment  Other          Voting   Authority
Name of Issuer              Class       Cusip   (X1000)  PRN AMT   AMT SH/PRN CALL Discretion Managers Sole   Shared     None
--------------          ------------- --------- ------- ---------- ---------- ---- ---------- -------- ---- ---------- ---------
A D A M INC                       COM 00088U108  1,073     168,789     SH            SHARED                    168,789
ADVANCE AMERICA, CASH
  ADVANCE CENTERS INC.            COM 00739W107 13,421     872,100     SH            SHARED                    872,100
AMERICAN PACIFIC CORP             COM 028740108  2,182     188,107     SH            SHARED                    188,107
AMERITRANS CAP CORP               COM 03073H108  4,256     854,700     SH            SHARED                    854,700
ARK RESTAURANTS CORP              COM 040712101 18,511     545,233     SH            SHARED                    545,233
COLEMAN CABLE INC                 COM 193459302 16,523     798,241     SH            SHARED                    798,241
COMPASS DIVERSIFIED
  TRUST                    SH BEN INT 20451Q104 22,110   1,318,479     SH            SHARED                  1,318,479
CONSOLIDATED
  MERCANTILE INC                  COM 20950N107    471     430,283     SH            SHARED                    430,283
DARLING INTERNATIONAL
  INC                             COM 237266101 16,195   2,491,658     SH            SHARED                  2,491,658
DECORATOR INDUSTRIES
  INC NEW               COM PAR $0.20 243631207  2,143     306,225     SH            SHARED                    306,225
EDIETS.COM                        COM 280597105 43,657  11,398,727     SH            SHARED                 11,398,727
FINLAY ENTERPRISES INC        COM NEW 317884203  9,244   1,572,190     SH            SHARED                  1,572,190
HANGER ORTHOPEDIC
  GROUP INC                   COM NEW 41043F208 18,283   1,566,700     SH            SHARED                  1,566,700
HAWK CORP                        CL A 420089104  2,751     276,000     SH            SHARED                    276,000
HEALTHTRONICS INC                 COM 42222L107 27,706   5,140,308     SH            SHARED                  5,140,308
KMG AMERICA CORP                  COM 482563103  3,667     792,200     SH            SHARED                    792,200
LIONBRIDGE
  TECHNOLOGIES INC                COM 536252109  1,066     209,475     SH            SHARED                    209,475
NUCO2 INC                         COM 629428103 15,525     615,600     SH            SHARED                    615,600
PHOTOMEDEX INC                    COM 719358103  4,505   3,312,921     SH            SHARED                  3,312,921
POLYAIR INTER PACK INC            COM 731912101  2,241     862,100     SH            SHARED                    862,100
PRINCETON REVIEW INC              COM 742352107  5,414   1,008,273     SH            SHARED                  1,008,273
PROQUEST COMPANY                  COM 74346P102  1,652     183,600     SH            SHARED                    183,600
QC HOLDINGS INC                   COM 74729T101 34,997   2,633,407     SH            SHARED                  2,633,407
TRUMP ENTERTAINMENT
  RESORTS                         COM 89816T103 33,369   1,846,669     SH            SHARED                  1,846,669
UFP TECHNOLOGIES INC              COM 902673102    749     160,212     SH            SHARED                    160,212
VALASSIS
  COMMUNICATIONS INC              COM 918866104 44,804   2,606,400     SH            SHARED                  2,606,400
WASTE SERVICES INC                COM 941075103 58,058   5,840,875     SH            SHARED                  5,840,875
TRUMP ENTERTAINMENT
  RESORTS                        CALL 89816T903 101.00         469     SH     CALL   SHARED                        469